Long-Term Investments	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments
7	Long-term investments
Equity investments without readily determinable fair value

As of December 31, 2020, the carrying amount of the Group’s equity investments was RMB168,526, net of RMB38,739 in accumulated impairment.
As of December 31, 2021, the carrying amount of the Group’s equity investments was RMB141,926 (US$22,271), net of RMB63,902

(US$10,028) in accumulated impairment.
Impairment charges recognized on equity investments without readily determinable fair value was nil, RMB38,739 and RMB25,370

(US$3,981) for the years ended December 31, 2019, 2020 and 2021.
Total unrealized and realized gains and losses of equity investments without readily determinable fair values in 2019, 2020 and 2021 were as follows:

	For the years ended December 31
	2019	2020	2021
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	17,298	—	—	—
Gross unrealized losses (downward adjustments including impairment)	—	(39,181)	(25,370)	(3,981)

Net unrealized gains/losses on equity investments held	17,298	(39,181)	(25,370)	(3,981)
Net realized gains on equity investments sold	6,778	—	—	—

Total net gains/losses recognized in other income, net	24,076	(39,181)	(25,370)	(3,981)

In 2018 and 2019, the Company acquired a total 5.93% of the share capital of Zhuoxuan, a non-listed
company, for RMB7,265. The Company recognized a fair value gain of RMB3,043 in “other income” in 2019 due to the observable price change.
In 2017, the Company acquired 6.25% of the share capital of Shuwei, a non-listed
company, for RMB10,000, and the Company’s ownership of share in Shuwei decreased to 4.27% in 2018 due to Shuwei’s subsequent rounds of financing. In 2019, the Company disposed certain portion of equity ownership of Shuwei with the consideration RMB10,000, and recognized realized gain of RMB6,778 and a fair value gain of RMB14,255 for the remaining portion of equity ownership 2.89% in “other income”.